Other Payables and Accrued Liabilities - Schedule of Other Payables and Accrued Liabilities (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Dec. 31, 2025 CNY (¥)
Schedule of Other Payables and Accrued Liabilities [Abstract]
Payroll and welfare payables	$ 30,378	¥ 206,903	¥ 149,415
Other liabilities	20,494	139,566	63,434
Total	$ 50,872	¥ 346,469	¥ 212,849